Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
April 30, 2022
SUE-NPRT3-0622
1.9901536.100

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.1%
	Shares	Value
COMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	1,532	$ 70,931
Interactive Media & Services – 1.7%
Alphabet, Inc. Class A (a)	42	95,852
Media – 2.4%
Cable One, Inc.	46	53,645
Comcast Corp. Class A	1,361	54,114
The Interpublic Group of Cos., Inc.	997	32,522
		140,281
TOTAL COMMUNICATION SERVICES		307,064
CONSUMER DISCRETIONARY – 12.5%
Automobiles – 0.6%
General Motors Co. (a)	953	36,128
Diversified Consumer Services – 2.1%
Adtalem Global Education, Inc. (a)	1,715	50,267
Bright Horizons Family Solutions, Inc. (a)	608	69,458
		119,725
Hotels, Restaurants & Leisure – 2.2%
Marriott International, Inc. Class A (a)	721	127,992
Household Durables – 1.2%
Taylor Morrison Home Corp. (a)	2,505	65,606
Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc. (a)	21	52,198
eBay, Inc.	1,312	68,119
		120,317
Multiline Retail – 1.9%
Target Corp.	472	107,923
Specialty Retail – 2.4%
The Gap, Inc.	3,332	41,384
The Home Depot, Inc.	321	96,428
		137,812
TOTAL CONSUMER DISCRETIONARY		715,503
CONSUMER STAPLES – 7.0%
Beverages – 1.8%
Keurig Dr Pepper, Inc.	2,852	106,665
Food Products – 2.0%
Darling Ingredients, Inc. (a)	1,537	112,801
Household Products – 3.2%
Kimberly-Clark Corp.	450	62,473
The Procter & Gamble Co.	765	122,821
		185,294
TOTAL CONSUMER STAPLES		404,760
ENERGY – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Cheniere Energy, Inc.	910	123,587
Denbury, Inc. (a)	406	25,976

	Shares	Value

Valero Energy Corp.	958	$ 106,798
TOTAL ENERGY		256,361
FINANCIALS – 11.8%
Banks – 1.8%
Bank of America Corp.	2,854	101,831
Capital Markets – 5.1%
BlackRock, Inc.	82	51,224
Moody's Corp.	299	94,627
Northern Trust Corp.	817	84,192
State Street Corp.	972	65,095
		295,138
Consumer Finance – 2.8%
American Express Co.	435	75,999
Discover Financial Services	784	88,168
		164,167
Insurance – 2.1%
The Travelers Cos., Inc.	694	118,716
TOTAL FINANCIALS		679,852
HEALTH CARE – 13.3%
Biotechnology – 3.0%
Amgen, Inc.	361	84,182
Vertex Pharmaceuticals, Inc. (a)	319	87,157
		171,339
Health Care Equipment & Supplies – 2.5%
Danaher Corp.	564	141,637
Health Care Providers & Services – 2.4%
Cigna Corp.	476	117,467
Guardant Health, Inc. (a)	323	19,929
		137,396
Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	85	43,525
ICON PLC (a)	264	59,720
		103,245
Pharmaceuticals – 3.6%
Merck & Co., Inc.	1,579	140,042
Zoetis, Inc.	398	70,545
		210,587
TOTAL HEALTH CARE		764,204
INDUSTRIALS – 9.5%
Air Freight & Logistics – 1.2%
United Parcel Service, Inc. Class B	369	66,413
Building Products – 0.8%
Johnson Controls International PLC	779	46,639
Electrical Equipment – 1.7%
Acuity Brands, Inc.	275	47,432
Generac Holdings, Inc. (a)	124	27,203
Sunrun, Inc. (a)	1,233	24,635

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – continued
		99,270
Machinery – 1.7%
Deere & Co.	151	$57,010
Xylem, Inc.	514	41,377
		98,387
Professional Services – 4.1%
KBR, Inc.	1,851	91,125
ManpowerGroup, Inc.	696	62,779
Verisk Analytics, Inc.	410	83,660
		237,564
TOTAL INDUSTRIALS		548,273
INFORMATION TECHNOLOGY – 23.7%
IT Services – 4.4%
Accenture PLC Class A	333	100,020
Concentrix Corp.	199	31,338
Mastercard, Inc. Class A	220	79,944
PayPal Holdings, Inc. (a)	464	40,799
		252,101
Semiconductors & Semiconductor Equipment – 4.6%
Advanced Micro Devices, Inc. (a)	500	42,760
NVIDIA Corp.	557	103,307
ON Semiconductor Corp. (a)	1,233	64,252
SolarEdge Technologies, Inc. (a)	232	58,095
		268,414
Software – 12.5%
Adobe, Inc. (a)	199	78,794
Intuit, Inc.	195	81,656
Microsoft Corp.	1,306	362,441
Rapid7, Inc. (a)	796	76,034
Salesforce.com, Inc. (a)	672	118,232
		717,157
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	804	126,751
TOTAL INFORMATION TECHNOLOGY		1,364,423
MATERIALS – 5.5%
Chemicals – 1.9%
Eastman Chemical Co.	336	34,497

	Shares	Value

Linde PLC (a)	241	$ 75,182
		109,679
Containers & Packaging – 3.6%
Avery Dennison Corp.	459	82,896
Crown Holdings, Inc.	610	67,124
O-I Glass, Inc. (a)	4,077	54,958
		204,978
TOTAL MATERIALS		314,657
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Digital Realty Trust, Inc.	27	3,945
Prologis, Inc.	1,156	185,295
TOTAL REAL ESTATE		189,240
UTILITIES – 1.7%
Electric Utilities – 1.0%
NextEra Energy, Inc.	830	58,946
Water Utilities – 0.7%
American Water Works Co., Inc.	247	38,058
TOTAL UTILITIES		97,004
TOTAL COMMON STOCKS (Cost $6,191,966)		5,641,341
Money Market Fund – 1.9%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $108,215)	108,216	108,216
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $6,300,181)		5,749,557
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(631)
NET ASSETS – 100.0%		$ 5,748,926

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report